Exhibit 99.1

FIFTH THIRD AUTO TRUST 2013-A

Statement to Securityholders

Determination Date: November 13, 2014

DATES
Collection Period	20
Collection Period Beginning Date	10/01/2014
Collection Period Ending Date	10/31/2014
Payment Date	11/17/2014

I. DEAL SUMMARY	Ratio	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance
Class A-1 Notes	0.0%	$0.00	$0.00	$0.00
Class A-2 Notes	12.4%	$30,371,127.33	$11,157,791.28	$19,213,336.05
Class A-3 Notes	100.0%	$157,000,000.00	$0.00	$157,000,000.00
Class A-4 Notes	100.0%	$55,250,000.00	$0.00	$55,250,000.00
Class B Notes	100.0%	$10,000,000.00	$0.00	$10,000,000.00
Class C Notes	100.0%	$8,754,000.00	$0.00	$8,754,000.00

Total Securities	50.0%	$261,375,127.33	$11,157,791.28	$250,217,336.05

Overcollateralization		$2,000,050.44		$2,000,050.44
Reserve Account Balance		$1,500,037.83	$0.00	$1,500,037.83

Net Pool Balance	50.4%	$263,375,177.77	$11,157,791.28	$252,217,386.49

	Coupon Rate	Beginning Balance	Interest Distribution Amount
Class A-1 Notes	0.22000%	$0.00	$0.00
Class A-2 Notes	0.45000%	$30,371,127.33	$11,389.17
Class A-3 Notes	0.61000%	$157,000,000.00	$79,808.33
Class A-4 Notes	0.83000%	$55,250,000.00	$38,214.58
Class B Notes	1.21000%	$10,000,000.00	$10,083.33
Class C Notes	1.74000%	$8,754,000.00	$12,693.30

		$261,375,127.33	$152,188.71

II. AVAILABLE FUNDS
Interest Collections	$579,919.21
Principal Collections (Including Repurchases)	$11,096,273.87
Liquidation Proceeds	$54,406.68
Less Advances*	($2,713.32)
Investment Earnings (Remitted to servicer)	$93.01

Total Collections	$11,727,979.45

Reserve Account Draw Amount	$0.00

Total Available Funds	$11,727,979.45

III. DISTRIBUTIONS	Amount Due	Amount Paid	Shortfall
Servicing Fees	$219,572.32	$219,572.32	$0.00
Class A-1 Notes	$0.00	$0.00	$0.00
Class A-2 Notes	$11,389.17	$11,389.17	$0.00
Class A-3 Notes	$79,808.33	$79,808.33	$0.00
Class A-4 Notes	$38,214.58	$38,214.58	$0.00
First Allocation of Principal	$0.00	$0.00	$0.00
Class B Note Interest	$10,083.33	$10,083.33	$0.00
Second Allocation of Principal	$403,740.84	$403,740.84	$0.00
Class C Note Interest	$12,693.30	$12,693.30	$0.00
Third Allocation of Principal	$8,754,000.00	$8,754,000.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$2,000,050.44	$2,000,050.44	$0.00
Accrued and unpaid fees to owner trustee	$0.00	$0.00	$0.00
Accrued and unpaid fees to indenture trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$198,427.14	$198,427.14	$0.00

	$11,727,979.45	$11,727,979.45	$0.00

Principal Payment:
First Allocation of Principal	$0.00
Second Allocation of Principal	$403,740.84
Third Allocation of Principal	$8,754,000.00
Regular Principal Distribution Amount	$2,000,050.44

Total	$11,157,791.28

IV. POOL INFORMATION	Beginning of Current Period
Pool Balance	$252,217,386
Number of Receivables Outstanding	18,234
Weighted Average Contract Rate	2.55%
Weighted Average Remaining Term (mos)	40.24

FIFTH THIRD AUTO TRUST 2013-A

Statement to Securityholders

Determination Date: November 13, 2014

V. OVERCOLLATERALIZATION INFORMATION
Specified Reserve Account Balance	$1,500,037.83
Initial Target Credit Enhancement Overcollateralization Amount	$2,000,050.44
Target Credit Enhancement Overcollateralization Amount	$2,000,050.44
Beginning Period Overcollateralization Amount	$2,000,050.44
Ending Period Overcollateralization Amount	$2,000,050.44

Overcollateralization Shortfall	$0.00

VI. RESERVE ACCOUNT RECONCILIATION
Specified Reserve Account Balance	$1,500,037.83
Beginning Reserve Account Balance	$1,500,037.83
Reserve Account Deposits Made	$0.00
Reserve Account Earnings	$0.00
Reserve Account Draws	$0.00

Ending Reserve Account Balance	$1,500,037.83

VII. LOSS & DELINQUENCY INFORMATION
Defaulted Receivables	$11,578.00
Realized Losses for Collection Period	$18,510.73
CHG Off Recoveries for Collection Period	$11,400.00

Net Losses for Collection Period	$7,110.73

Cumulative Losses (net of recoveries) for All Collection Periods	$50,368.98
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.01007%

	# of Receivables	Amount
Receivables 30-59 Days Delinquent	11	$159,949.80
As % of Ending Pool Balance		0.063%

Receivables 60-89 Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.000%

Receivables 90 - 119 Days Delinquent	3	$66,573.12
As % of Ending Pool Balance		0.026%

Receivables 120 - 150 Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.000%

Receivables 150+ Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.000%

Total Delinquencies	14	$226,522.92
As % of Ending Pool Balance		0.090%

Total Repossession	2	$61,275.13

*	Advance expenses incurred and associated with the liquidation process do not always occur in the same period of the actual collateral liquidation (i.e. servicer repossession costs can be incurred in periods prior to the eventual sale of a repossessed vehicle).